Note 13 - Fair Value Measurements (Details Textual) - USD ($)		3 Months Ended			8 Months Ended	12 Months Ended
	Oct. 24, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2014
Convertible Debt, Fair Value Disclosures							$ 25,400,000
Time Deposits, at Carrying Value								$ 53,000
Time Deposits, Annual Interest Rate								0.10%
Time Deposits, Interest Rate, Renewal Term	240 days
Asset Impairment Charges		$ 0	$ 0		$ 0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		0				$ 0
Goodwill, Impairment Loss		$ 0		$ 1,100,000		$ 0
In Process Research and Development, Indefinite-Lived [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				$ 22,600,000